Segment Information (details) - Assets by Segment (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Assets by segment
Total assets	$ 104,811	$ 103,812
Reportable Segments [Member]
Assets by segment
Total assets	104,274	103,307
Reportable Segments [Member] | Business and International Insurance [Member]
Assets by segment
Total assets	83,494	82,789
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Assets by segment
Total assets	7,832	7,648
Reportable Segments [Member] | Personal Insurance [Member]
Assets by segment
Total assets	12,948	12,870
Interest Expense & Other [Member]
Assets by segment
Total assets	$ 537	$ 505